Financial Assets and Liabilities - Financial Assets (Details) - Level 3 - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial assets [line items]
Total financial assets	£ 321,057	£ 308,582
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	143,336	131,650
Accrued income
Disclosure of financial assets [line items]
Total financial assets	12,775	13,458
Other financial assets
Disclosure of financial assets [line items]
Total financial assets	243	668
Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	£ 164,703	£ 162,806